Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	$ 119,410	$ 113,651
Deferred tax asset	96	63
Total non-current assets	119,506	113,714
Inventories	12,010	11,092
Prepayments	2,915	2,350
Trade and other receivables	7,170	6,912
Derivative financial assets	1,112	102
Cash and cash equivalents	11,639	9,383
Total current assets	34,846	29,839
Total assets	154,352	143,553
Equity and liabilities
Share capital	62,158	56,065
Reserves	137,425	140,730
Retained loss	(76,687)	(88,380)
Equity attributable to shareholders	122,896	108,415
Non-controlling interests	15,059	16,302
Total equity	137,955	124,717
Liabilities
Provisions	3,384	3,346
Deferred tax liability	1,457	3,129
Term loan facility – long term portion	263	1,942
Cash-settled share-based payments – long term portion	1,384	540
Total non-current liabilities	6,488	8,957
Term loan facility – short term portion	458	529
Cash-settled share-based payments – short term portion	73
Income tax payable	1,267	163
Trade and other payables	8,111	8,697
Overdraft		490
Total current liabilities	9,909	9,879
Total liabilities	16,397	18,836
Total equity and liabilities	$ 154,352	$ 143,553